Income Tax Expense - Details of Deferred Tax Assets (Liabilities) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of the detail of deferred tax assets and liabilities [line items]
Deferred tax assets	$ 126,213	$ 163,282	$ 159,286	$ 3,849	$ 180,598
Deferred tax liabilities	(93,310)	(127,193)	(201,741)	$ (2,846)	$ (278,177)
Deferred tax assets unrealized loss on inventories [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	37,253	21,126	24,317
Recognized in profit or loss	(5,223)	16,127	(3,191)
Ending balance	32,030	37,253	21,126
Property, plant and equipment, deferred tax assets [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	40,741	38,894	36,636
Ending balance	42,452	40,741	38,894
Provisions [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	14,377	12,859	2,849
Recognized in profit or loss	(10)	1,518	10,010
Ending balance	14,367	14,377	12,859
Deferred tax assets deferred revenue [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	1,626	8,132	14,638
Recognized in profit or loss	(1,626)	(6,506)	(6,506)
Ending balance		1,626	8,132
Net defined benefit liability [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	42,057	48,433	97,248
Recognized in profit or loss	(4,879)	(4,236)	(4,368)
Recognized in other comprehensive income	(11,261)	(2,140)	(44,447)
Ending balance	25,917	42,057	48,433
Unrealized Exchange Gains Losses Deferred Tax Assets [Member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	18,185	24,217	2,161
Recognized in profit or loss	(18,185)	(6,032)	22,056
Ending balance		18,185	24,217
Others [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	9,043	5,625	2,749
Recognized in profit or loss	2,404	3,418	2,876
Ending balance	11,447	9,043	5,625
Deferred tax asset [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	163,282	159,286	180,598
Recognized in profit or loss	(25,808)	6,136	23,135
Recognized in other comprehensive income	(11,261)	(2,140)	(44,447)
Ending balance	126,213	163,282	159,286
Property, plant and equipment, deferred tax liabilities [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(74,832)	(116,974)	(192,687)
Recognized in profit or loss	9,086	42,142	75,713
Ending balance	(65,746)	(74,832)	(116,974)
Unrealized exchange gains losses deferred tax liabilities [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Recognized in profit or loss	(9,810)
Ending balance	(9,810)
Property, plant and equipment [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Recognized in profit or loss	1,711	1,847	2,258
Financial assets at fair value through other comprehensive income [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(21,205)	(72,843)	(85,402)
Recognized in other comprehensive income	3,458	51,638	12,559
Ending balance	(17,747)	(21,205)	(72,843)
Gain on investment in associates [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(31,151)	(11,923)
Recognized in profit or loss	31,151	(19,228)	(11,923)
Ending balance		(31,151)	(11,923)
Others [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(5)	(1)	(88)
Recognized in profit or loss	(2)	(4)	87
Ending balance	(7)	(5)	(1)
Deferred tax liabilities [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(127,193)	(201,741)	(278,177)
Recognized in profit or loss	30,425	22,910	63,877
Recognized in other comprehensive income	3,458	51,638	12,559
Ending balance	$ (93,310)	$ (127,193)	$ (201,741)